UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Eagle Financial Management Services, LLC

Address:    400 Travis Street
            Suite 518
            Shreveport, LA  71101

13F File Number: 000-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       William L. McCollum
Title:      Chief Compliance Officer
Phone:      (318) 675-0826

Signature, Place and Date of Signing:


/s/ William L. McCollum          Shreveport, LA              April 9, 2012
-----------------------     --------------------------    -------------------
    [Signature]                  [City, State]               [Date]

Report Type: (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report).

[_]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $13,605
                                        (thousands)

List of Other Included Managers:	None

                             FORM 13F INFORMATION TABLE
                             March 31, 2012
COLUMN1   			COLUMN2  	COLUMN3   	COLUMN4	COLUMN5    	COLUMN6    COLUMN7 COLUMN8

                                 				VALUE   SHRS OR SH/ PUT/INVESTMENT OTHER   VOTING AUTHORITY
NAME OF ISSUER                	TITLE OF CLASS  CUSIP      	(x1000) PRN AMT PRN CALLDISCRETION MNGRS   SOLE   SHARED 	NONE
--------------                	--------------  -----      	------- ------- --- -------------- -----   ----   ------ 	----
EXXON MOBIL CORP		COM		30231G102	1,375	15,859	SH	SOLE			0	0	15,859
ISHARES TRUST			ETF		464287440	7,416	71,802	SH	SOLE			0	0	71,802
ISHARES TRUST			ETF		464288661	960	7,924	SH	SOLE			0	0	7,924
PROSHARES TRUST			ETF		74347R370	1,247	27,091	SH	SOLE			0	0	27,091
PROSHARES TRUST			ETF		74347R503	452	12,652	SH	SOLE			0	0	12,652
SCHWAB STRATEGIC TRUST		ETF		808524854	353	6,685	SH	SOLE			0	0	6,685
SPROTT PHYSICAL GOLD TRUST	UNIT		85207H104	1,802	124,611	SH	SOLE			0	0	124,611

